CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Unearned ESOP shares [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total	Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2009	$ 529	$ 54,009	$ (1,334)	$ (54,331)	$ 72,376	$ 625	$ 71,874
Balance (in shares) at Dec. 31, 2009	2,539,195
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of ESOP shares	0	124	117	0	0	0	241
Allocation of ESOP shares (in shares)	11,712
Cash dividends-common stock	0	0	0	0	(2,037)	0	(2,037)
Compensation expense restricted shares	0	16	0	0	0	0	16
Exercise of options	0	(102)	0	309	0	0	207
Exercise of options (in shares)	14,870
Income tax benefit arising from stock compensation	0	6	0	0	0	0	6
Stock option expense	0	52	0	0	0	0	52
Vesting of restricted stock grant	0	(14)	0	14	0	0	0
Vesting of restricted stock grant (in shares)	667
Unrealized gains (loss) on securities, net of tax	0	0	0	0	0	(91)	(91)	(91)
Adjustment to record funded status of pension, net of tax	0	0	0	0	0	77	77	77
Adjustment of deferred tax asset related to expired stock options	0	(281)	0	0	0	0	(281)
Stock dividend	0	154	0	2,788	(2,942)	0	0
Stock dividend (in shares)	128,232
Net income	0	0	0	0	3,352	0	3,352	3,352
Comprehensive income								3,338
Balance at Dec. 31, 2010	529	53,964	(1,217)	(51,220)	70,749	611	73,416
Balance (in shares) at Dec. 31, 2010	2,694,676
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of ESOP shares	0	136	120	0	0	0	256
Allocation of ESOP shares (in shares)	12,018
Purchase of treasury stock	0	0	0	(122)	0	0	(122)
Purchase of treasury stock (in shares)	(5,439)
Cash dividends-common stock	0	0	0	0	(534)	0	(534)
Director compensation	0	0	0	69	0	0	69
Director compensation (in shares)	3,248
Compensation expense restricted shares	0	13	0	0	0	0	13
Exercise of options	0	(16)	0	227	0	0	211
Exercise of options (in shares)	10,916
Income tax benefit arising from stock compensation	0	3	0	0	0	0	3
Stock option expense	0	32	0	0	0	0	32
Vesting of restricted stock grant	0	(14)	0	14	0	0	0	0
Vesting of restricted stock grant (in shares)	700
Unrealized gains (loss) on securities, net of tax	0	0	0	0	0	1,493	1,493	1,493
Adjustment to record funded status of pension, net of tax	0	0	0	0	0	(1,358)	(1,358)	(1,358)
Net income	0	0	0	0	3,929	0	3,929	3,929
Comprehensive income								4,064
Balance at Dec. 31, 2011	$ 529	$ 54,118	$ (1,097)	$ (51,032)	$ 74,144	$ 746	$ 77,408
Balance (in shares) at Dec. 31, 2011	2,716,119